                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/99
                                                -------

Check here if Amendment [    ];  Amendment Number: ______
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Oak Value Capital Management, Inc.
Address:    3100 Tower Blvd., Suite 700
            Durham, NC 27707

Form 13F File Number:  28-4628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Margaret  C. Landis
Title:      Vice President & Director of Operations
Phone:      (919) 419-1900

Signature, Place, and Date of Signing:

/s/ Margaret C. Landis        Durham, NC          August 16, 1999
-----------------------       -------------       ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:               0
                                             --------------

Form 13F Information Table Entry Total:          67
                                             --------------

Form 13F Information Table Value Total:       $  2,085,216
                                             --------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                            TITLE                  VALUE  SHARES OR SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER      OF CLASS  CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRETION   MANAGERS   SOLE  SHARED  NONE
--------------------------- --------- ---------- -------- -------- ---- ---- ---------   ---------- ------ ------ -------
Berkshire Hathaway - Cl. A             084670108   239772     3480  SH       SOLE                    3480
AFLAC                          COM     001055102    42827   894553  SH       SOLE                  806927           87626
AFLAC                          COM     001055102    18547   387400  SH       DEFINED               387400
Abbott Labs                    COM     002824100      523    11520  SH       SOLE                   11520
Ambac Financial Group, Inc.    COM     023139108    61823  1082242  SH       SOLE                  926792          155450
Ambac Financial Group, Inc.    COM     023139108    35729   625450  SH       DEFINED               625450
American Int'l Grp             COM     026874107      723     6170  SH       SOLE                    6170
Anheuser Busch Cos Inc         COM     035229103      212     2992  SH       SOLE                    2992
Avon Products                  COM     054303102    47366   853447  SH       SOLE                  716102          137345
Avon Products                  COM     054303102    32923   593200  SH       DEFINED               593200
Belo (A.H.) Corp               COM     080555105    33288  1690794  SH       SOLE                 1446894          243900
Belo (A.H.) Corp               COM     080555105    21298  1081825  SH       DEFINED              1081825
Berkshire Hathaway - Cl. A     COM     084670108    27560      400  SH       SOLE                     338              62
Berkshire Hathaway - Cl. A     COM     084670108    18121      263  SH       DEFINED                  263
Berkshire Hathaway - Cl. B     COM     084670207    97919    43714  SH       SOLE                   39033            4681
Berkshire Hathaway - Cl. B     COM     084670207    38739    17294  SH       DEFINED                17294
CCB Financial                  COM     124875105      295     5574  SH       SOLE                    5574
Campbell Soup                  COM     134429109    22647   488345  SH       SOLE                  421195           67150
Campbell Soup                  COM     134429109    13242   285550  SH       DEFINED               285550
Chubb Corp.                    COM     171232101    24346   350299  SH       SOLE                  298049           52250
Chubb Corp.                    COM     171232101    19170   275825  SH       DEFINED               275825
Closure Medical Corporation    COM     189093107     2421    80700  SH       SOLE                   80700
Coca Cola Co.                  COM     191216100    37393   603111  SH       SOLE                  532432           70679
Coca Cola Co.                  COM     191216100    24715   398625  SH       DEFINED               398625
Dun & Bradstreet               COM     26483B106    54782  1545885  SH       SOLE                  329075          216810
Dun & Bradstreet               COM     26483B106    31011   875100  SH       DEFINED               875100
E. W. Scripps Co.              COM     811054204   105427  2216591  SH       SOLE                 2004836          211755
E. W. Scripps Co.              COM     811054204    30446   640135  SH       DEFINED               640135
Executive Risk, Inc.           COM     301586103    23062   271121  SH       SOLE                  233921           37200
Executive Risk, Inc.           COM     301586103     8098    95200  SH       DEFINED                95200
First Union Corp.              COM     337358105    18260   387475  SH       SOLE                  332825           54650
First Union Corp.              COM     337358105    12849   272650  SH       DEFINED               272650
Food Lion Inc. Cl. A           COM     344775200      322    27100  SH       SOLE                   27100
Freddie Mac                    COM     313400301     3132    54000  SH       SOLE                   54000
Gillette Co.                   COM     375766102    38923   949349  SH       SOLE                  828759          120590
Gillette Co.                   COM     375766102    27551   671970  SH       DEFINED               671970
Household International Inc    COM     441815107    41800   882325  SH       SOLE                  759650          122675
Household International Inc    COM     441815107    29911   631375  SH       DEFINED               631375
Intel Corp                     COM     458140100      323     5436  SH       SOLE                    5436
Interpublic Group              COM     460690100    53306   615360  SH       SOLE                  538607           76753
Interpublic Group              COM     460690100    28088   324250  SH       DEFINED               324250
Johnson & Johnson              COM     478160104     2475    25256  SH       SOLE                   25256
Markel Corp.                   COM     570535104    21951   117387  SH       SOLE                  117387
MedPartners Inc.               COM     58503X107     1292   172332  SH       SOLE                  172332
Merck & Co.                    COM     589331107      648     8800  SH       SOLE                    8800

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
                            TITLE                  VALUE  SHARES OR SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER      OF CLASS  CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRETION   MANAGERS   SOLE  SHARED  NONE
--------------------------- --------- ---------- -------- -------- ---- ---- ---------   ---------- ------ ------ -------
Microsoft Corp                 COM     594918104      608     6740  SH       SOLE                    6740
Oakwood Homes                  COM     674098108    62714  4778210  SH       SOLE                 4395660          382550
Oakwood Homes                  COM     674098108    17168  1308000  SH       DEFINED              1308000
PepsiCo Inc.                   COM     713448108      299     7736  SH       SOLE                    7736
Pfizer Inc.                    COM     717081103      637     5840  SH       SOLE                    5840
Procter & Gamble               COM     742718109      443     4968  SH       SOLE                    4968
Progressive Corp.              COM     743315103    65940   454760  SH       SOLE                  398225           56535
Progressive Corp.              COM     743315103    30884   212990  SH       DEFINED               212990
RLI Corp.                      COM     749607107    48507  1251788  SH       SOLE                 1108187          143601
RLI Corp.                      COM     749607107    10811   279000  SH       DEFINED               279000
Schering Plough                COM     806605101      892    16992  SH       SOLE                   16992
Tiffany & Co.                  COM     886547108    96916  1004314  SH       SOLE                  890199          114115
Tiffany & Co.                  COM     886547108    48859   506310  SH       DEFINED               506310
True North Communications      COM     897844106     2916    98000  SH       SOLE                   90825            7175
United Asset Management Corp.  COM     909420101    93597  4114170  SH       SOLE                 3726695          387475
United Asset Management Corp.  COM     909420101    31385  1379550  SH       DEFINED              1379550
Walt Disney Co.                COM     254687106    50855  1650455  SH       SOLE                 1448264          202191
Walt Disney Co.                COM     254687106    20962   680303  SH       DEFINED               680303
Washington Post Co. Class B    COM     939640108    70627   131338  SH       SOLE                  115509           15829
Washington Post Co. Class B    COM     939640108    29831    55474  SH       DEFINED                55474
Young Broadcasting Corp. A     COM     987434107     1874    44025  SH       SOLE                   42450            1575
Young Broadcasting Corp. A     COM     987434107     3235    76000  SH       DEFINED                76000